Accounts Receivable (Details 2) (Allowance for doubtful accounts) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Movement of the allowance for doubtful accounts
Allowance for doubtful accounts, balance at the beginning of period	$ (46,256)	(286,997)	(287,351)	(343,306)
Additions	(36,882)	(228,835)	(20,063)	(73,962)
Reversal of allowance for doubtful accounts	9,584	59,464	16,998	5,401
Write-off of accounts receivable	33,178	205,854	3,419	124,516
Allowance for doubtful accounts, balance at the end of period	$ (40,376)	(250,514)	(286,997)	(287,351)